Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the U.S. (“U.S. GAAP”) and the applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”) regarding interim financial information. Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with U.S. GAAP have been omitted. Accordingly, the unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included in our final prospectus, dated June 5, 2025, filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended (the “Prospectus”) in connection with our IPO.
There have been no changes to our significant accounting policies described in the audited consolidated financial statements as of and for the year ended December 31, 2024 included in our Prospectus that have had a material impact on our consolidated financial statements and accompanying notes. All intercompany balance and transactions have been eliminated on consolidation.

Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the U.S. (“U.S. GAAP”) and the applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”). The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and in the accompanying notes including, but not limited to, estimates and assumptions related to fair value estimates, share-based payment awards, contingent liabilities, and the valuation of intangible assets acquired in business combinations. These estimates are based on historical experience and various other assumptions which we believe to be reasonable under the circumstances. Actual amounts or results could materially differ from these estimates. All intercompany balance and transactions have been eliminated on consolidation.

Reclassifications
Reclassifications
Certain prior period amounts have been reclassified in order to conform with the current period presentation. The impact of these reclassifications is immaterial to the presentation of the unaudited condensed consolidated financial statements taken as a whole and had no impact on previously reported total assets, total liabilities and net income.

Reclassifications
Certain prior period amounts have been reclassified in order to conform with the current period presentation. These reclassifications have no impact on the consolidated financial statements.

Use of estimates
Use of Estimates
The preparation of condensed consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and disclosures in the accompanying notes.
Significant estimates that are particularly susceptible to significant change relate to the fair value of stock-based awards issued prior to the IPO, the fair value of convertible debt, the fair value of derivatives and embedded derivatives, the fair value of investments under measurement alternative, the assessment of the amount and likelihood of adverse outcomes from claims and disputes, the valuation of intangible assets acquired in business combinations, including goodwill and acquisition-date deferred taxes, and the recognition and measurement of current and deferred income taxes. The Company bases its estimates on historical experience and various other assumptions which we believe to be reasonable under the circumstances. These estimates may change as new events occur and additional information becomes available. Actual results could differ from these estimates and any such differences may be material to the financial statements. The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements, and in management’s opinion, reflect all adjustments, consisting only of normal, recurring adjustments, that are necessary for the fair presentation but are not necessarily indicative of the results expected for the full year or any other period.

Use of Estimates
The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosures in the accompanying notes.
Significant estimates that are particularly susceptible to significant change relate to the fair value of stock-based awards issued, the fair value of certain non-current liabilities, the fair value of derivatives and embedded derivatives, the fair value of investments under measurement alternative, the assessment of the amount and likelihood of adverse outcomes from claims and disputes, and the valuation of intangible assets acquired in business combinations, including goodwill and deferred taxes. The Company bases its estimates on historical experience and various other assumptions which we believe to be reasonable under the circumstances. These estimates may change as new events occur, and additional information becomes available. Actual results could differ from these estimates and any such differences may be material to the financial statements.

Cash and Cash Equivalents		Cash and Cash Equivalents Cash and cash equivalents are cash and short-term, highly liquid investments with original maturities of three months or less at the date of purchase.
Restricted Cash
Restricted Cash
Restricted cash is primarily related to amounts held at financial institutions related to the Company’s banking collateral requirements. Restricted cash is restricted from withdrawal due to contractual or regulatory banking requirements or not available for general use and as such is classified as restricted on the Consolidated Balance Sheets.

Available-for-Sale Securities
Available-for-Sale Securities
The Company holds debt securities classified as available-for-sale securities which are recorded at fair value. Any unrealized holding gains or losses on available-for-sale debt securities are reported as accumulated other comprehensive gain or loss, which is a separate component of stockholders’ equity, net of tax, until realized. Beginning January 1, 2023, available-for-sale debt securities are analyzed for credit losses in accordance with ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326) (“ASU 2016-13”) which requires the Company to determine whether declines in fair value are credit related. Any such credit-related decline in fair value is recorded to a credit loss allowance. We classify our available-for-sale securities as current or non-current based on each instrument’s underlying effective maturity date and for which we have the intent and ability to hold the investment for a period of greater than 12 months. Available-for-sale securities with maturities of less than 12 months are classified as current in the Consolidated Balance Sheets. Available-for-sale securities with maturities greater than 12 months for which we have the intent and ability to hold the investment for greater than 12 months are classified as non-current in the Consolidated Balance Sheets. As of December 31, 2024, all available-for-sale securities matured or were sold.

Assets segregated for the benefit of stablecoin holders
Assets Segregated for the Benefit of Stablecoin Holders
The Company segregates assets backing Circle stablecoins to satisfy its obligations under all applicable regulatory requirements and commercial laws and classifies these assets as current based on their purpose and availability to fulfill its direct obligation to customers. The Company holds only bare legal title in the accounts holding the reserve funds, and maintains no legal, equitable, financial or ownership interest over the reserves themselves held for the benefit of Circle stablecoin holders in such accounts. The Company’s eligible liquid assets were greater than the aggregate amount of custodial funds due to customers for the periods presented. Refer to
Deposits from Stablecoin Holders
in this note for further details.

Cash and cash equivalents segregated for the benefit of stablecoin holders
and
Cash and cash equivalents segregated for corporate-held stablecoins
Cash and cash equivalents segregated for the benefit of stablecoin holders and Cash and cash equivalents segregated for corporate-held stablecoins represent cash and cash equivalents maintained in segregated accounts that are held for the exclusive benefit of customers and stablecoin holders, including stablecoins held by the Company. The Company’s subsidiary holds shares in the Circle Reserve Fund (the “Fund”), a money market fund managed by BlackRock Advisors, LLC. The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. Shares of the Fund are only available for purchase by the Company’s subsidiary, which owns all outstanding shares of the Fund.
The Company accounts for the Fund as a financial asset under the fair value option pursuant to ASC 825,
Financial Instruments
, because the Company believes that measurement at fair value provides more useful information to financial statement users due to the short-term, highly liquid nature of the Fund. The shares of the Fund would otherwise be accounted for under the equity method pursuant to ASC 323,
Equity Method and Joint Ventures
, if the Company had not elected the fair value option. The Company measures fair value at the Fund’s net asset value per share. As of June 30, 2025 and December 31, 2024, balances held in the Fund included in
Cash and cash equivalents segregated for the benefit of stablecoin holders were $
53.2
billion and $
37.5
billion, respectively, and the Fund has maintained a net asset value of $
1.00
per share for all periods presented. In connection with the Fund, dividends receivable is included in
Prepaid expenses and other current assets
on the unaudited Condensed Consolidated Balance Sheets and dividend income is included in
Reserve income
in the unaudited Condensed Consolidated Statements of Operations.

Assets Segregated for the Benefit of Stablecoin Holders
The Company segregates assets backing Circle stablecoins to satisfy its obligations under all applicable regulatory requirements and commercial laws and classifies these assets as current based on their purpose and availability to fulfill its direct obligation to customers. The Company holds only bare legal title in the accounts holding the reserve funds, and maintains no legal, equitable, financial or ownership interest over the reserves themselves held for the benefit of Circle stablecoin holders in such accounts. The Company’s eligible liquid assets were greater than the aggregate amount of custodial funds due to customers for the periods presented. Refer to Deposits from Stablecoin Holders in this note for further details.
Cash and cash equivalents segregated for the benefit of stablecoin holders and Cash and cash equivalents segregated for corporate-held stablecoins
Cash and cash equivalents segregated for the benefit of stablecoin holders and Cash and cash equivalents segregated for corporate-held stablecoins represent cash and cash equivalents maintained in segregated accounts that are held for the exclusive benefit of customers and stablecoin holders, including stablecoins held by the Company. Beginning in November 2022, one of the Company’s subsidiaries held investments in the Circle Reserve Fund (the “Fund”). The Fund is managed by BlackRock Advisors, LLC, and the securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. Shares of the Fund are only available for purchase by the Company’s subsidiary, which owns all outstanding shares of the Fund.
The Company accounts for the Fund as a financial asset under the fair value option pursuant to ASC 825, Financial Instruments, because the Company believes that measurement at fair value provides more useful information to financial statement users due to the short-term, highly liquid nature of the Fund. The shares of the Fund would otherwise be accounted for under the equity method pursuant to ASC 323, Equity Method and Joint Ventures, if the Company had not elected the fair value option. The Company measures fair value at the Fund’s net asset value per share. As of December 31, 2024 and December 31, 2023, balances held in the Fund included in
Cash and cash equivalents segregated for the benefit of stablecoin holders were $37,514.3 million and $22,238.0 million, respectively, and the Fund has maintained a net asset value of $1.00 per share for all periods presented. In connection with the Fund, dividends receivable is included in
Prepaid expenses and other current assets
on the Consolidated Balance Sheets and dividend income is included in
Reserve income
in the Consolidated Statements of Operations.

Investments
Investments
Strategic investments
The Company has strategic investments in equity securities without a readily determinable fair value where the Company (1) holds less than
20
% ownership in the entity, and (2) does not exercise significant influence. The Company has elected to use the measurement alternative for its equity investments without a readily determinable fair value, pursuant to which these investments are recognized at cost, less impairment, if any, and are remeasured through earnings when there is an observable price change in orderly transactions involving the same or similar investment in the same issuer. The Company recognizes impairment losses on strategic investments in
Other income (expense), net
in the Consolidated Statements of Operations.
Investment in marketable equity securities
Marketable equity securities are recorded at fair value using quoted market prices reported on recognized securities exchanges. Any change in unrealized holding gains or losses on equity securities are included in
Other income (expense), net
in the Consolidated Statements of Operations.
Investment in affiliate, equity method
Until the acquisition of the controlling interest in Centre Consortium, LLC (“Centre”) in August 2023, the Company accounted for its
50
% equity interest in Centre under the equity method since it had the ability to exercise significant influence, but not control. Refer to Note 3 for additional information regarding the acquisition of the controlling financial interest of Centre. The equity method investment was included in
Investments
on the Consolidated Balance Sheets, and its share of income and losses were included in
Other income (expense), net
in the Consolidated Statements of Operations.

Fair Value Measurements
Fair Value Measurements
The Company utilizes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure certain assets and liabilities at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors.
Assets and liabilities with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value. The three levels of the fair value hierarchy are as follows:

•	Level 1: Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.

•
Level 2: Pricing inputs are other than quoted prices included within Level 1 that are observable for the investment, either directly or indirectly. Level 2 pricing inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, inputs other than quoted prices that are observable for the investment, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3: Pricing inputs are unobservable and include situations where there is little, if any, market activity for the investment. The inputs used in determination of fair value require significant judgment and estimation.

Accounts Receivable and Allowance for Credit Losses
Accounts Receivable and Allowance for Credit Losses
Accounts receivable are contractual rights to receive cash or digital assets either on demand or at fixed or determinable dates and are recognized as assets on the Company’s balance sheet when earned. Accounts receivable consists of customer funds receivable and other receivables.
Accounts receivable are presented net of an allowance for credit losses, which is an estimate of amounts that may not be collectible. The Company performs ongoing evaluations of its accounts receivable and, if necessary, provides an allowance for credit losses and, beginning January 1, 2023, current expected credit losses in accordance with ASU 2016-13,
Financial Instruments—Credit Losses
. The Company writes off accounts receivable against the allowance when it determines a balance is uncollectible and no longer actively pursues collection of the receivable.

Digital assets
Digital Assets
The Company receives, purchases, utilizes, and sells digital assets in the ordinary course of business and holds certain digital assets as investments.
Digital assets are measured at fair value based on quoted market prices in active markets. Changes in fair value of digital assets held in the ordinary course of business are recognized in
Digital assets (gains) losses
in the unaudited Condensed Consolidated Statements of Operations. Changes in fair value of digital assets held as investments are recognized in
Other (expense) income, net
in the unaudited Condensed Consolidated Statements of Operations
.
Gains and losses upon sale of digital assets are measured as the difference between the cash proceeds and the carrying basis of the digital assets as determined on a first-in, first-out (“FIFO”) basis for each pool of digital assets. These realized gains and losses on digital assets held in the ordinary course of business are recorded to
Digital assets (gains) losses,
and realized gains and losses on digital assets held as investments are recorded to
Other (expense) income, net
.

Digital Assets
The Company receives, purchases, utilizes, and sells digital assets in the ordinary course of business and holds certain digital assets as investments. In general, the Company holds digital assets, other than stablecoins it issues and as investments, to pay blockchain gas fees, as payment for certain services and as collateral held in connection with Circle stablecoin lending services.
Effective January 1, 2024, upon the adoption of Accounting Standards Update No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), digital assets are measured at fair value. Fair value measurements for digital assets are based on quoted market prices in active markets. Changes in fair value of digital assets held in the ordinary course of business are recognized in
Digital assets (gains) losses and impairment
in the Consolidated Statements of Operations. Changes in fair value of digital assets held as investments are recognized in
Other income (expense), net
. Gains and losses upon sale of digital assets are measured as the difference between the cash proceeds and the carrying basis of the digital assets as determined on a first-in, first-out (“FIFO”) basis for each pool of digital assets. These realized gains and losses on digital assets held in the ordinary course of business are recorded to
Digital assets (gains) losses and impairment,
and realized gains and losses on digital assets held as investments are recorded to Other income (expense), net.
Prior to January 1, 2024, digital assets were accounted for as intangible assets with indefinite useful lives. The Company initially measured digital assets at cost and tested digital assets for impairment by comparing the digital asset’s fair value to its carrying value and recognized an impairment loss whenever the carrying value exceeded quoted market prices of the respective digital asset during the period. Company owned digital assets and digital assets held as collateral were reflected within
Digital
Assets on the Consolidated Balance Sheets. Impairment losses are reflected within
Digital assets (gains) losses and impairment
in the Consolidated Statements of Operations.

Digital Assets related to Lending Services
Digital Assets related to Lending Services
The Company enters into Circle stablecoin lending arrangements. Loan fee income earned from lending activities are calculated using the effective interest method and are included in
Other revenue
, in the Consolidated Statements of Operations. In connection with Circle stablecoins lent to its borrowers, the Company recognizes
Stablecoins receivable, net
on the Consolidated Balance Sheets. Stablecoins receivable are recorded at amortized cost, net of any allowance for credit losses, if applicable. An impairment is recognized if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the agreement.
In connection with certain lending, the Company may receive Bitcoin as collateral into its custody account, which is included in
Digital assets
on the Consolidated Balance Sheets. Refer to Digital Assets above and
Derivative Contracts, including Embedded Derivatives
below for further information.

Deposits from stablecoin holders
Deposits from Stablecoin Holders
Funds received from customers from the issuance of Circle stablecoins represent claims which are reflected as a liability classified as Deposits from stablecoin holders on the unaudited Condensed Consolidated Balance Sheets. As a licensed money transmitter and regulated Electronic Money Institution, Circle is obligated to redeem all Circle stablecoins presented by Circle Mint customers on a one for one basis for U.S. dollars or euros, as applicable, except in limited circumstances, such as when prohibited by law or court order or instances where fraud is suspected. As such, the Company does not have an unconditional right to deny Circle stablecoin redemption requests from Circle Mint customers. With the exception of general stablecoin holders subject to specific regulatory requirements such as those in the European Union, the Company does not redeem Circle stablecoins from stablecoin holders who are not Circle Mint customers. However, Circle stablecoins are supported by numerous global digital asset exchanges and marketplaces, including neo-banks, brokerages, payment providers, remittance providers, superapps and commerce companies, and as such, Circle stablecoin holders could transact with Circle Mint customers, ultimately allowing the Circle stablecoins to be redeemed. Deposits from stablecoin holders do not include amounts associated with corporate-held stablecoins. Cash associated with such corporate-held stablecoins are presented as Cash and cash equivalents segregated for corporate-held stablecoins on the unaudited Condensed Consolidated Balance Sheets. When the Company makes payments in the form of corporate-held stablecoins, the Company records an associated Deposits from stablecoin holders and records the cash associated with such stablecoins as Cash and cash equivalents segregated for the benefit of stablecoin holders. When such payments, in the form of corporate-held stablecoins, are for distribution, transaction and other costs or operating expenses incurred, the payments are presented in the unaudited Condensed Consolidated Statements of Cash Flows in the same manner as if such payments were settled in cash.
As of June 30, 2025 and December 31, 2024, The Company’s eligible liquid assets, which consist of cash and cash equivalents, were greater than the aggregate amount of custodial funds due to stablecoin holders.

Deposits from Stablecoin Holders
Funds received from customers from the issuance of Circle stablecoins represent claims which are reflected as a liability classified as
Deposits from stablecoin holders
on the Consolidated Balance Sheets. As a licensed money transmitter and regulated Electronic Money Institution, Circle is obligated to redeem all Circle stablecoins presented by Circle Mint customers on a one for one basis for U.S. dollars or euros, as applicable, except in limited circumstances, such as when prohibited by law or court order or instances where fraud is suspected. As such, the Company does not have an unconditional right to deny Circle stablecoin redemption requests from Circle Mint customers. With the exception of general stablecoin holders subject to specific regulatory requirements such as those in the European Union, the Company does not redeem Circle stablecoins from stablecoin holders who are not Circle Mint customers. However, Circle stablecoins are supported by numerous global digital asset exchanges and marketplaces, including neo-banks, brokerages, payment providers, remittance providers, superapps and commerce companies, and as such, Circle stablecoin holders could transact with Circle Mint customers, ultimately allowing the Circle stablecoins to be redeemed. Deposits from stablecoin holders do not include amounts associated with corporate-held stablecoins. Cash associated with such corporate-held stablecoins are presented as Cash and cash equivalents segregated for corporate-held stablecoins on the Consolidated Balance Sheets. When the Company makes payments in the form of corporate-held stablecoins, the Company records an associated
Deposits
from stablecoin holders and records the cash associated with such stablecoins as Cash and cash equivalents segregated for corporate-held stablecoins.
When such payments, in the form of corporate-held stablecoins, are for distribution, transaction and other costs or operating expenses incurred, the payments are presented in the consolidated statements of cash flows in the same manner as if such payments were settled in cash.
As of December 31, 2024 and December 31, 2023, the Company’s eligible liquid assets, which consist of cash and cash equivalents, were greater than the aggregate amount of custodial funds due to stablecoin holders.

Derivative Contracts, including Embedded Derivatives
Derivative Contracts, including Embedded Derivatives
Derivative instruments are financial instruments or other contracts that derive their value from one or more underlying variables. Derivative contracts are recognized as either assets or liabilities on the Consolidated Balance Sheets at fair value, with changes in fair value recognized in
Other income (expense)
, net or
Digital assets (gains) losses and impairment
in the Consolidated Statements of Operations.
The Company has entered into certain contracts resulting in the right to receive or obligation to deliver certain digital assets in the future. These contracts are accounted for as derivatives in their entirety or as hybrid instruments containing a debt-like host contract and an embedded derivative that is bifurcated from the host contract. The derivative or embedded derivative is subsequently measured at fair value.

Intangible Assets, net
Intangible Assets, net
Intangible assets with definite lives are amortized on a straight-line basis over their estimated useful lives. The Company’s finite-lived intangible assets are reviewed for impairment at least annually, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, and intangibles are also evaluated periodically to determine their remaining useful lives.

Internally developed software
Internally developed software represents direct costs incurred to develop software for internal use and are capitalized and amortized over an estimated useful life of two years. Unamortized internally developed software development costs are included in
Intangible assets, net
on the Consolidated Balance Sheets.
Acquired intangible assets
The Company reviews the carrying amount of its long-lived assets, including intangible assets with finite lives, at least annually, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Unamortized acquired intangible assets are included in
Intangible assets, net
on the Consolidated Balance Sheets. Indefinite-lived acquired intangible assets, which include intellectual property rights, are not amortized. As a result, these assets are tested for impairment through qualitative and quantitative assessments at least annually in the fourth quarter and whenever events or circumstances occur indicating that indefinite-lived intangible assets might be impaired. We test our indefinite-lived intangible assets by comparing the fair values with the carrying values and recognize a loss for the difference.
The useful life of the Company’s finite-lived acquired intangible assets is as follows:
Table 2. Acquired Intangible Assets Useful Life

Acquired intangible assets	Useful life
Developed technology	2 ~ 6 years
Customer relationships	2.5 ~ 4 years
Regulatory licenses	5 years
Patents and trade name	1 ~ 17 years

There were
no
impairments recorded for intangible assets for the years ended December 31, 2024, 2023, and 2022.

Goodwill, Intangible Assets And Other Long-Lived Assets
Goodwill, Intangible Assets And Other Long-Lived Assets
The Company performs a qualitative assessment on goodwill at least annually, during the fourth quarter, or more frequently if indicators of potential impairment exist, to determine if any events or circumstances exist, such as an adverse change in business climate or a decline in the overall industry that would indicate that it would more likely than not reduce the fair value of a reporting unit below its carrying amount. If it is determined in the qualitative assessment that the fair value of a reporting unit is more likely than not below its carrying amount, then the Company will perform a quantitative impairment test. The quantitative goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. Any excess in the carrying amount of a reporting unit’s goodwill over its fair value is recognized as an impairment loss, limited to the total amount of goodwill allocated to that reporting unit. For purposes of goodwill impairment testing for the year ended December 31, 2024, the Company has one reporting unit.
Acquisition-related intangible assets with finite lives are amortized over their estimated useful lives. The Company evaluates long-lived assets, including property, equipment and leasehold improvements and other intangible assets subject to amortization, for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable based on expected future cash flows attributable to that asset or asset group. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset or asset group exceeds estimated undiscounted future cash flows, then an impairment charge would be recognized based on the excess of the carrying amount of the asset or asset group over its fair value. Assets to be disposed of are reported at the lower of their carrying amount or fair value less costs to sell.

There were
no
material impairment charges recognized related to goodwill, intangible assets, or other long-lived assets during the years ended December 31, 2024, 2023, and 2022.

Revenue Recognition
Revenue Recognition
The Company determines revenue recognition from contracts with customers through the following steps:

•	identification of the contract, or contracts, with the customer,

•	identification of the performance obligations in the contract,

•	determination of the transaction price,

•	allocation of the transaction price to the performance obligations in the contract, and

•	recognition of the revenue when, or as, the Company satisfies a performance obligation.
Revenue from contracts with customers is recognized when, or as, the Company satisfies its performance obligations by transferring promised goods or services to customers. A good or service is transferred to a customer when, or as, the customer obtains control of that good or service. A performance obligation may be satisfied over time or at a point in time. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time that the Company determines the customer obtains control over the promised good or service. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled in exchange for those promised goods or services.
The Company recognizes revenue from contracts with customers as it satisfies its obligation to customers. Services include Transaction and Other revenue. Reserve income, Treasury services income relating to Circle stablecoin lending services and Other interest income are not contracts with customers. See Note 12 —
Revenue Recognition
for further detail.

Distribution Arrangements
Distribution Arrangements
The Company has entered into distribution arrangements and incentive agreements with digital asset exchanges, market makers, and other stablecoin liquidity providers. Prior to August 2023, a portion of the reserve income earned on fiat denominated assets held in reserve accounts was paid to a digital asset exchange based on (i) the amount of USDC distributed by each respective party and (ii) the amount of USDC held on each respective party’s platform (e.g., held in its customers’ accounts) in relation to the total amount of USDC in circulation. Subsequent to August 2023, the Company makes payments based on the amount of USDC held on each respective party’s platform. In the case of a certain distribution arrangement, the Company also makes payments based on the amount of USDC in circulation held outside of each respective party’s platform. The Company accounts for these agreements as executory contracts and accrues amounts payable as reserve income is earned and the amounts to be allocated are determinable. One-time payments are expensed as incurred. The costs associated with these arrangements are recognized in
Distribution and transaction costs
in the Consolidated Statements of Operations.

Marketing Expenses
Marketing Expenses
The Company expenses the cost of producing advertisements at the time production occurs and expenses the cost of communicating advertisements in the period during which the advertising space or airtime is used as sales and marketing expense. Online advertising expenses are recognized based on the terms of the individual agreements, which are generally over the greater of the ratio of the number of impressions delivered over the total number of contracted impressions, on a pay-per-click basis, or on a straight-line basis over the term of the contract. The Company expenses the costs of marketing with various partners in the digital asset ecosystem over the term of the individual agreement. Marketing expenses are expensed as incurred and presented as a component of Operating Expenses in the Consolidated Statements of Operations.

General and Administrative Expenses
General and Administrative Expenses
General and administrative expenses include costs incurred to support the Company’s business, including professional services fees paid for legal, accounting and consulting services, rent, employee meals and entertainment, travel expenses, bad debt and credit losses, insurance, training and education, compliance, and other administrative services. General and administrative costs are expensed as incurred and presented as a component of Operating Expenses in the Consolidated Statements of Operations.

Income Taxes
Income Taxes
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of the enactment date. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.
For U.S. Federal tax purposes, digital asset transactions are treated on the same tax principles as property transactions. The Company recognizes a gain or loss when digital assets are exchanged for other property, in the amount of the difference between the fair market value of the property received and the tax basis of the exchanged digital assets. Receipts of digital assets in exchange for goods or services are included in taxable income at the fair market value on the date of receipt.

Foreign Currency
Foreign Currency
The functional currency for most subsidiaries outside of the United States is the local currency. For purposes of the Company’s consolidated financial statements, the assets and liabilities of these subsidiaries are translated to U.S. dollars at exchange rates in effect at the balance sheet date. Revenues, costs and expenses from these entities are translated to U.S. dollars using average daily exchange rates. Gains and losses resulting from these translations are recorded as a component of accumulated other comprehensive income (loss) (“AOCI”). Gains and losses from the remeasurement of foreign currency transactions into the functional currency are recognized as
Other income (expense), net
in the Consolidated Statements of Operations.

Concentration of Credit Risk
Concentration of Credit Risk
The Company’s cash, cash equivalents, restricted cash, accounts receivable and stablecoin receivables and loan receivables are potentially subject to concentration of credit risk. Cash, cash equivalents, and restricted cash are placed with financial institutions which are of high credit quality. The Company has corporate and reserve deposit balances with multiple financial institutions that substantially exceed the Federal Deposit Insurance Corporation insurance limit of $250 thousand per financial institution.

Related Party Transactions
Related Party Transactions
In September 2023, the Company entered into an agreement with a Director to repurchase up to
240
 thousand common shares of the Company to satisfy the Director’s tax obligations relating to the exercise of expiring options. The repurchase was at a price of $
25.09
per share. The repurchase transaction closed in October 2023, and these treasury shares were subsequently canceled in December 2023.

On November 7, 2022, Circle entered into an agreement to invest $
0.3
 million into a startup focused on consumer interaction with the digital economy, in return for equity under a simple agreement for future equity and token warrants. A Director of Circle is the Founder and CEO of this company and owns
40
% of this company. Additionally, another Director of Circle is also a minority investor and strategic advisor to this company.
On October 7, 2022, Circle entered into an agreement to invest $
0.3
million in the Series A funding of a startup focused on building an integrated platform that deconstructs loan documents into digital data. An executive officer of Circle is a domestic partner to the Founder and CEO of this company.

Stock-based Compensation
Stock-based Compensation
The Company provides stock options and restricted stock units (“RSUs”) to its employees and board members under the 2024 Share Award Plan, as amended, which assumed the obligations under the 2013 Share Award Scheme (the “Award Plan”). The Award Plan is administered by the Board and, where delegated, its committees, who have the authority to grant and amend awards, adopt, amend, and repeal rules relating to the Plan and to interpret and correct the provisions of the Plan and any award. Pursuant to the Award Plan, the Board and, where delegated, its committees, will select the individuals to whom options or restricted stock units are granted and will determine the terms of each award, including (i) the number of shares of common stock subject to the award; (ii) conditions and limitations applicable to each award and the common stock issued, including vesting provisions; (iii) the option exercise price, which must be at least
100.0
% of the fair market value of the common stock as of the date of grant; and (iv) the duration of the award, which may not exceed
10
years.
The Board and, where delegated, its committees, may also grant restricted stock awards entitling recipients to acquire shares of common stock subject to (i) delivery to the Circle by the participant of cash or other lawful consideration in an amount at least equal to the par value of the stock purchased, and (ii) the right of Circle to repurchase all or part of such stock at their issue price in the event that conditions specified in the applicable award are not satisfied prior to the end of the applicable restriction period.
In certain circumstances, the Company also grants stock-based awards to non-employees in lieu or in reduction of cash compensation for their services. The stock-based awards granted to non-employees have the same terms as those granted to employees under the Award Plan. For stock-based awards granted to non-employees, compensation expense is recognized based on the grant date fair value of the awards on a straight-line basis over the requisite service period.
The Company recognizes stock-based compensation expense, net of estimated forfeitures, using a fair-value based method for costs related to all equity awards issued under the equity incentive plans, including options and RSUs granted to employees, directors, and non-employees. Stock-based compensation expense is recognized and included in Compensation expenses in the Consolidated Statements of Operations.
The Company estimates the fair value of stock options with only service-based conditions on the date of grant using the Black-Scholes-Merton (“Black-Scholes”) option-pricing model. The fair value of the stock option is expensed over the related service period which is typically the vesting period and the straight-line method is used for expense attribution. The model requires management to make a number of assumptions, including the fair value and expected volatility of our underlying common stock, expected term of the stock option, risk-free interest rate, and expected dividend yield. The expected term of the stock option is based on the average period the stock option is expected to remain outstanding based on the stock option’s vesting and contractual terms. The estimated forfeiture rate is based on accumulated historical forfeiture data. The Company evaluates the assumptions used to value stock awards quarterly.
The RSUs vest upon the satisfaction of both a service condition and a liquidity condition. Both the service and liquidity conditions must be met for the expense to be recognized. The fair value of RSUs is estimated based on the fair value of our common stock on the date of grant. Stock-based compensation expense related to the RSUs is recorded on a tranche-by-tranche basis over the requisite service period, when the liquidity condition is considered probable.

Common Stock Valuation
Common Stock Valuation
The valuations of our common stock were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. In the absence of an active market, our board of directors, with input from management, exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of our common stock as of the date of each option grant, including the following factors:

•	the results of contemporaneous valuations performed at periodic intervals by an independent valuation firm;

•	the prices, rights, preferences, and privileges of our convertible preferred stock relative to those of our common stock;

•	the prices of our convertible preferred stock and common stock sold to investors in arms-length transactions or offered to investors through a tender offer;

•	our actual operating and financial performance and estimated trends and prospects for our future performance;

•	our stage of development;

•	the likelihood of achieving a liquidity event, such as an initial public offering, direct listing, or sale of our company, given prevailing market conditions;

•	the lack of marketability involving securities in a private company;

•	the market performance of comparable publicly-traded companies; and

•	U.S. and global capital market conditions.
In valuing our common stock, we utilized a probability weighted expected return method, or PWERM. The PWERM involves the estimation of the value of our company under multiple future potential outcomes for us, and estimates of the probability of each potential outcome. The per share value of our common stock determined using the PWERM is ultimately based upon probability-weighted per share values resulting from the various future scenarios, which include an initial public offering or continued operation as a private company. Additionally, the PWERM was combined with the Option Pricing Model to determine the value of the securities comprising our capital structure in certain of the scenarios considered in the PWERM.
After the equity value is determined and allocated to the various classes of shares, a discount for lack of marketability, is applied to arrive at the fair value of the common stock to account for the lack of marketability of a stock that is not traded on public exchanges.

Business combinations
Business combinations
The Company accounts for business combinations using the acquisition method of accounting. This method requires that the purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values as of the acquisition date. The excess of the purchase price over the amounts allocated to assets acquired and liabilities assumed is recorded as goodwill.
We use our best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed as of the acquisition date. Our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill to the extent we identify adjustments to the preliminary purchase price allocation. Upon the conclusion of the measurement period or final determination of the fair values of the assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in our consolidated statements of operations. Our consolidated financial statements include the results of operations from the date of acqu isition for each business combination.

Earnings (loss) Per Share Attributable to Common Stockholders
Earnings (loss) Per Share Attributable to Common Stockholders
The Company computes earnings (loss) per share using the two-class method required for participating securities. The two-class method requires that income from continuing operations shall be reduced by the amounts of dividends declared in the period for each class of stock and any contractual dividends that must be paid; and, if applicable, any deemed dividends. The Company’s convertible preferred stock issued are considered to be participating securities. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses.
Basic earnings (loss) per share is calculated by dividing income available to common stockholders by the weighted-average number of common shares outstanding during the period. Options, warrants, unvested share-based payment awards and convertible securities are excluded from the basic earnings (loss) per share calculation. Contingently issuable shares are included in basic earnings (loss) per share only if all the necessary conditions for the issuance of such shares have been satisfied by the end of the period. Diluted earnings (loss) per share is computed by dividing income available to common stockholders, adjusted for the effects of the presumed issuance of potential common shares, by the number of weighted average common shares outstanding, plus potentially issuable shares, such as those that result from the conversion of a convertible instrument, exercise of a warrant, or vesting of an award.

Segment Reporting
Segment Reporting
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (the “CODM”). The Company’s CODM is the Chief Executive Officer. The CODM reviews net income presented on a consolidated basis consistent with the presentation of the consolidated statement of operations for purposes of making operating decisions, allocating resources, and evaluating financial performance. The significant segment expenses are consistent with the expenses presented on the consolidated statement of operations. The CODM does not review segment assets at a level or category other than what is reported on the consolidated balance sheets. As a result, the Company in its entirety, and on a consolidated basis, is a single reportable segment. The accounting policies of the Company’s single reportable segment are the same as those described in this Note 2. Refer to Note 1 for a description of the segment’s business and Note 12 for revenues by product and service.

Recently adopted accounting pronouncements
Recently Adopted Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update No. 2023-09,
Improvements to Income Tax Disclosures
(“ASU 2023-09”). ASU 2023-09 enhances income tax disclosures, including more detailed requirements related to the rate reconciliation and disaggregation of income taxes paid by jurisdiction, among other items. The Company adopted ASU 2023-09 retrospectively effective for the year ending December 31, 2025. The adoption will only impact annual disclosures.

Recently Adopted Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326) (“ASU 2016-13”). The amendments in this and the related ASUs introduce broad changes to accounting for credit impairment of financial instruments. The primary updates include the introduction of a new current expected credit loss (“CECL”) model that is based on expected rather than incurred losses and amendments to the accounting for impairment of held-to-maturity securities and available for sale securities. The Company adopted ASU 2016-13 beginning January 1, 2023 using a modified retrospective approach. In connection with the adoption, the Company recorded $
1.0
 million of incremental credit losses with a charge to opening retained earnings at January 1, 2023.
In December 2023, the FASB issued ASU 2023-08 to improve the accounting for, and disclosure of, certain crypto assets. ASU 2023-08 requires an entity to measure those crypto assets at fair value each reporting period with changes in fair value recognized in net income. The amendments also improve the information provided to investors about an entity’s crypto asset holdings by requiring disclosure about significant holdings, contractual sale restrictions, and changes during the reporting period. The Company early-adopted ASU 2023-08 beginning January 1, 2024 using a modified retrospective approach. In connection with the adoption, the Company recorded $
6.9
million to Digital assets and an associated deferred tax liability of $
0.2
million, for a net cumulative effect of $
6.7
million recorded to opening accumulated deficit at January 1, 2024.
In November 2023, the FASB issued Accounting Standards Update No. 2023-07, Improvements to Reportable Segments Disclosures (“ASU 2023-07”). ASU 2023-07 requires public entities to provide disclosures of significant segment expenses and other segment items. The standard allows entities to disclose more than one measure of segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The Company adopted ASU 2023-07 retrospectively for its fiscal year ending December 31, 2024, and for interim periods beginning January 1, 2025. The new standard only impacted disclosures.
In January 2025, the SEC published Staff Accounting Bulletin No. 122 (“SAB 122”) to rescind the previously issued Staff Accounting Bulletin No. 121 (“SAB 121”). SAB 121 required the recognition of a liability and an offsetting asset, both measured at fair value, for its obligation to safeguard digital assets on behalf of customers. The Company early adopted SAB 122 retrospectively for the consolidated balance sheets as of December 31, 2023. The adoption of SAB 122 resulted in the derecognition of $
524.2
million of Assets related to safeguarding obligations and Obligations related to safeguarding digital assets on the Consolidated Balance Sheet as of December 31, 2023. The adoption had no effect on operating income from continuing operations, net income, or comprehensive income for the years ended December 31, 2024 or 2023 or total stockholders’ equity as of December 31, 2024 or 2023.

Recently issued accounting pronouncements
Recently Issued Accounting Pronouncements
In November 2024, the FASB issued Accounting Standards Update No. 2024-03,
Disaggregation of Income Statement Expenses
(“ASU 2024-03”). ASU 2024-03 is intended to provide users of financial statements with more decision-useful information about expenses of a public business entity, primarily through enhanced disclosures of certain components of expenses commonly presented within captions on the statement of operations, such as employee compensation and depreciation and amortization, as well as a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU 2024-03 also requires disclosure of the total amount of selling expenses. ASU 2024-03 is effective prospectively or retrospectively for the Company for its fiscal year beginning January 1, 2027 and for interim periods beginning January 1, 2028, with early adoption permitted. The Company is currently assessing ASU 2024-03 and its impact on its disclosures.
In May 2025, the FASB issued Accounting Standards Update No. 2025-04,
Clarifications to Share-Based Consideration Payable to a Customer
(“ASU 2025-04”). ASU 2025-04 clarifies guidance on accounting for share-based payments granted to a customer, that are accounted for as a reduction of revenue, by revising the definition of a performance condition to include conditions based on customer purchases and eliminating a policy election to account for forfeitures of customer awards as they occur. The guidance also clarifies that the variable consideration constraint does not apply to share-based consideration payments to customers. ASU 2025-04 is effective for the Company for its fiscal year beginning January 1, 2027 and for interim periods beginning in that year. The guidance allows for either a modified retrospective or full retrospective adoption, and early adoption is permitted. The Company is currently assessing ASU 2025-04 and its impact on its financial statements and disclosures.

Recently Issued Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-07”). ASU 2023-09 includes amendments to income tax disclosures primarily related to the effective tax rate reconciliation and income taxes paid. The new standard is effective prospectively for the Company for its fiscal year beginning January 1, 2025, with early adoption permitted. The Company expects that this standard will only impact disclosures.
In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 is intended to provide users of financial statements with more decision-useful information about expenses of a public business entity, primarily through enhanced disclosures of certain components of expenses commonly presented within captions on the statement of operations, such as employee compensation and depreciation and amortization, as well as a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU 2024-03 also requires disclosure of the total amount of selling expenses. ASU 2024-03 is effective prospectively or retrospectively for the Company for its fiscal year beginning January 1, 2027 and for interim periods beginning January 1, 2028, with early adoption permitted. The Company is currently assessing ASU 2024-03 and its impact on its disclosures.